GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Details)	12 Months Ended										12 Months Ended
	Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)		Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2011 Computer Software Intangible Asset Member EUR (€)	Dec. 31, 2010 Computer Software Intangible Asset Member EUR (€)	Dec. 31, 2011 Other Intangible Assets [Member] EUR (€)	Dec. 31, 2010 Other Intangible Assets [Member] EUR (€)	Dec. 31, 2011 Goodwill From Global Markets And Asset Management [Member] EUR (€)	Dec. 31, 2010 Goodwill From Global Markets And Asset Management [Member] EUR (€)	Dec. 31, 2011 Goodwill From International [Member] EUR (€)	Dec. 31, 2010 Goodwill From International [Member] EUR (€)	Dec. 31, 2011 Goodwill From Turkish Operations [Member] EUR (€)	Dec. 31, 2010 Goodwill From Turkish Operations [Member] EUR (€)	Dec. 31, 2011 Goodwill From Insurance [Member] EUR (€)	Dec. 31, 2010 Goodwill From Insurance [Member] EUR (€)	Dec. 31, 2011 Goodwill From Other [Member] EUR (€)	Dec. 31, 2010 Goodwill From Other [Member] EUR (€)
Goodwill by segment
Goodwill, opening					$ 3,559,815,000	€ 2,690,864,000					€ 7,956,000	€ 7,956,000	€ 463,627,000	€ 463,627,000	€ 2,707,446,000	€ 2,707,446,000	€ 239,297,000	€ 239,296,000	€ 80,752,000	€ 80,753,000
Additions and foreign exchange differences											0	0	24,216,000	(6,274,000)	(414,015,000)	107,303,000	0	0	0	(1,878,000)
Impairment/write-offs	6,320,000	[1]	0	[1]							(7,956,000)	0	(125,148,000)	(6,320,000)	0	0	(236,727,000)	0	(48,584,000)	0
Goodwill, closing	3,499,078,000	[1]			3,559,815,000	2,690,864,000					0	7,956,000	362,695,000	463,627,000	2,293,431,000	2,707,446,000	2,570,000	239,297,000	32,168,000	80,752,000
Write Off Of Goodwill Relating To Domestic Operations						5650000000.00%
Software and other intangibles
Gross carrying amount							543,019,000	504,164,000	367,523,000	393,186,000
Accumulated amortization							343,368,000	298,092,000	168,182,000	139,367,000
Net book value	€ 459,891,000	[1]			$ 527,837,000	€ 398,992,000	€ 199,651,000	€ 206,072,000	€ 199,341,000	€ 253,819,000

[1]	As restated. See Note 43 for more information.